United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23730

(Investment Company Act File Number)

Federated Hermes ETF Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/23

Date of Reporting Period: 10/31/23

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2023

NYSE Arca | FDV

Federated Hermes U.S. Strategic Dividend ETF
Fund Established 2022

A Portfolio of Federated Hermes ETF Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from November 15, 2022 through October 31, 2023. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes U.S. Strategic Dividend ETF (the “Fund”), based on net asset value for the reporting period ended October 31, 2023, was -11.11%. The total return based on the market price of the Fund’s shares was -10.58% for the same period.1 The total return of the Standard and Poor’s 500 Index (S&P 500),2 the Fund’s broad-based securities market index, was 7.04% for the same period. The Fund’s total return for the most recently completed fiscal period reflects actual cash flows, transaction costs and expenses which are not reflected in the total return of the S&P 500.
The following discussion will focus on the performance of the Fund relative to the S&P 500.
MARKET OVERVIEW
The fiscal period started with the end of an autumn rally as the markets were bolstered by Federal Reserve Chair Powell who reinforced market hopes for lower rate increases and an eventual end to tightening. In the midst of heightened volatility, a narrow mega-cap growth rally dominated in 2023 as the “Super 7” drove the performance of the S&P 500, accounting for 99% of the total year to date performance through the end of the reporting period. The fiscal period ended with the broad market in negative territory for the last three months, August through October, as surging treasury yields, and the possibility of a government shutdown weighed on the markets. In addition, concerns have not abated that the “higher for longer” interest rate environment could lead to an economic slowdown. Volatility was not limited to the U.S., as overseas economies faced similar dilemmas with interest rate concerns, weak economic data, elevated energy prices, and a disappointing China recovery.
For the fiscal period, low beta3 and high yield were notable laggards. This was evident in factor performance when observing the S&P 500 by quintile; lowest beta stocks underperformed highest beta stocks by -19.80% and high yield underperformed low yield by -20.31%. Contrarily, when noting the S&P 500 quality ratings, the highest quality stocks (rated A+) outperformed the lowest quality stocks (rated C & D) by 8.64%.
From a sector perspective, cyclical growth sectors that benefitted from increased demand for Artificial Intelligence drove performance, as Communication Services and Information Technology provided the largest total returns of 35.77% and 33.15%, respectively. In fact, the 28% weight in Information Technology accounted for 75% of the total performance of the S&P 500. Defensive sectors lagged as Utilities, REITs, Health Care and Consumer Staples were the greatest underperformers as they posted declines of -7.72%, -6.57%, -4.53% and -3.40%, respectively.
Annual Shareholder Report

DIVIDEND-BASED PERFORMANCE4
The Fund remained focused on its core objectives of delivering high dividend income from high quality assets as it ended the month with a 30-day SEC yield5 of 3.97% and a gross weighted average dividend yield6 of 4.46%. This notably eclipsed not only the S&P 500’s 1.66% yield but also surpassed the rising 10-year U.S. Treasury Note at 4.88%. Since the Fund’s inception on November 15, 2022, 41 companies invested in by the Fund raised their dividends. The most generous increases came courtesy of PepsiCo 10.0%, Amgen 9.8%, Darden Restaurants, Inc. 8.3% and Comcast 7.4%.
From an absolute total return perspective, the strongest positive contributor to performance was the Information Technology sector which posted a total return of 8.23%. The top drivers of performance were Broadcom and Cisco Systems which generated total returns in the Fund of 52.99% and 19.67%, respectively.
Contrarily, weakness was noted in the portfolio’s Financials, Consumer Staples, Health Care and Utilities sectors as they declined by -25.67%, -13.40%, -12.68% and -6.76%, respectively. Notable underperformers in these sectors included Keycorp -45.98%, Walgreens -44.79%, Target -36.73%, Truist -35.88%, Pfizer -35.08%, Huntington Bancshares -32.50% and Dominion Energy -27.99%.
Due to its focus on high dividend income and growth in that income over time, the Fund’s strategy will tend to perform best when the markets prefer high-yield, high-quality, low-beta, large-cap stocks. Often, the strategy may also outperform in flat markets or periods of market distress. Conversely, the Fund may lag the broad market when investors prefer low-yield, low-quality, high-beta, small-cap stocks.
1
This assumes the shares were purchased on November 15, 2022, the first day of trading on an exchange, and all dividends were reinvested into new shares of the Fund. The difference between the Fund’s NAV return and the Fund’s share return based on the market price reflects one fewer day in the reporting period for the shares and the premium or discount of the market price relative to the NAV.
2
Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and further information about, the S&P 500.
3
Beta measures a security/fund’s volatility relative to the market. A beta less than 1.00 suggests the security/fund has historically had less volatility relative to the market.
4
There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non-dividend-paying stocks.
5
Represents the 30-day SEC yield for the Fund. In the absence of temporary expense waivers or reimbursements, the 30-day SEC yield would have been 3.97% for the Fund. The dividend yield represents the average yield of the underlying securities within the portfolio.
6
The dividend yield represents the average yield of the underlying securities within the portfolio. The average yield is a weighted average calculated by assigning a weight to each of the underlying securities in the portfolio based upon the portion of total assets of the portfolio each underlying security represents.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes U.S. Strategic Dividend ETF (the “Fund”) from November 15, 2022 to October 31, 2023, compared to Standard & Poor’s 500® Index (S&P 500).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2023

Average Annual Total Returns for the Period Ended 10/31/2023
Since Inception[3]
NAV	-11.11%
Market Price	-10.58%
S&P 500	7.04%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedHermes.com/us or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Funds are not obligations of or guaranteed by any bank and are not federally insured.

The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index and the average.

The S&P 500 is a capitalization-weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

The Fund commenced operations on November 15, 2022.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2023, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Utilities	18.8%
Consumer Staples	17.2%
Health Care	14.9%
Financials	10.9%
Industrials	8.0%
Energy	6.6%
Communication Services	6.3%
Consumer Discretionary	5.6%
Information Technology	5.2%
Materials	4.0%
Real Estate	1.9%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100%

1
Except for Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification
Standard (GICS) except that the Adviser assigns a classification to securities not classified by the
GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
October 31, 2023
Shares		Value
	COMMON STOCKS— 99.4%
	Communication Services— 6.3%
71,661	AT&T, Inc.	$ 1,103,579
12,113	Comcast Corp., Class A	500,146
28,005	Interpublic Group of Cos., Inc.	795,342
49,576	Verizon Communications, Inc.	1,741,605
	TOTAL	4,140,672
	Consumer Discretionary— 5.6%
17,795	Best Buy Co., Inc.	1,189,062
3,606	Darden Restaurants, Inc.	524,781
2,672	Home Depot, Inc.	760,692
2,652	McDonald’s Corp.	695,275
5,392	Starbucks Corp.	497,358
	TOTAL	3,667,168
	Consumer Staples— 17.2%
6,572	Clorox Co.	773,525
45,325	Conagra Brands, Inc.	1,240,092
51,040	Kenvue, Inc.	949,344
17,615	Kimberly-Clark Corp.	2,107,459
5,426	PepsiCo, Inc.	885,957
24,752	Philip Morris International, Inc.	2,206,888
15,765	Target Corp.	1,746,604
23,262	The Coca-Cola Co.	1,314,070
	TOTAL	11,223,939
	Energy— 6.6%
8,444	Chevron Corp.	1,230,544
7,792	EOG Resources, Inc.	983,740
6,599	Exxon Mobil Corp.	698,504
40,142	Williams Cos., Inc.	1,380,885
	TOTAL	4,293,673
	Financials— 10.9%
66,154	Huntington Bancshares, Inc.	638,386
14,989	JPMorgan Chase & Co.	2,084,370
11,383	Morgan Stanley	806,144
13,832	PNC Financial Services Group, Inc.	1,583,349
41,160	Truist Financial Corp.	1,167,298
26,885	U.S. Bancorp	857,094
	TOTAL	7,136,641
Annual Shareholder Report

Shares		Value
	COMMON STOCKS— continued
	Health Care— 14.9%
7,267	AbbVie, Inc.	$ 1,025,955
10,242	Amgen, Inc.	2,618,879
16,079	Gilead Sciences, Inc.	1,262,845
10,812	Johnson & Johnson	1,603,852
13,840	Medtronic PLC	976,550
6,468	Merck & Co., Inc.	664,264
50,921	Pfizer, Inc.	1,556,146
	TOTAL	9,708,491
	Industrials— 8.0%
1,336	Lockheed Martin Corp.	607,399
4,974	MSC Industrial Direct Co.	471,287
8,436	Paychex, Inc.	936,818
17,301	Stanley Black & Decker, Inc.	1,471,450
12,302	United Parcel Service, Inc.	1,737,657
	TOTAL	5,224,611
	Information Technology— 5.2%
18,094	Cisco Systems, Inc.	943,240
45,580	Corning, Inc.	1,219,721
8,770	Texas Instruments, Inc.	1,245,428
	TOTAL	3,408,389
	Materials— 4.0%
95,636	Amcor PLC	850,204
19,754	LyondellBasell Industries N.V.	1,782,601
	TOTAL	2,632,805
	Real Estate— 1.9%
33,983	NNN REIT, Inc.	1,234,602
	Utilities— 18.8%
16,827	American Electric Power Co., Inc.	1,271,112
38,669	Dominion Energy, Inc.	1,559,134
22,094	Duke Energy Corp.	1,963,936
9,065	Entergy Corp.	866,523
26,188	Evergy, Inc.	1,286,878
41,743	PPL Corp.	1,025,626
22,842	Public Service Enterprises Group, Inc.	1,408,209
31,083	Southern Co.	2,091,886
10,261	WEC Energy Group, Inc.	835,143
	TOTAL	12,308,447
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $71,707,081)[1]	64,979,438
	OTHER ASSETS AND LIABILITIES - NET—0.6%[2]	413,113
	TOTAL NET ASSETS—100%	$65,392,551
Annual Shareholder Report

1	The cost of investments for federal tax purposes amounts to $71,764,817.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout the Period)
Period Ended 10/31/2023[1]
Net Asset Value, Beginning of Period	$25.16
Income From Investment Operations:
Net investment income[2]	0.83
Net realized and unrealized gain (loss)	(3.57)
Total from Investment Operations	(2.74)
Less Distributions:
Distributions from net investment income	(0.69)
Net Asset Value, End of Period	$21.73
Total Return[3]	(11.11)%
Ratios to Average Net Assets:
Net expenses[4]	0.50%[5]
Net investment income	3.60%[5]
Expense waiver/reimbursement [6]	0.12%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$65,393
Portfolio turnover[7]	35%

1	Reflects operations for the period from November 15, 2022 (commencement of operations) to October 31, 2023.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2023

Assets:
Investment in securities, at value (identified cost $71,707,081)	$64,979,438
Cash	446,727
Income receivable	143,064
Receivable for shares sold	107,882
Total Assets	65,677,111
Liabilities:
Income distribution payable	$149,950
Payable for investments purchased	107,377
Payable for investment adviser fee (Note 5)	16,419
Accrued expenses (Note 5)	10,814
TOTAL LIABILITIES	284,560
Net assets for 3,010,000 shares outstanding	$65,392,551
Net Assets Consist of:
Paid-in capital	$75,080,535
Total distributable earnings (loss)	(9,687,984)
TOTAL NET ASSETS	$65,392,551
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$65,392,551 ÷ 3,010,000 shares outstanding, no par value, unlimited shares authorized	$21.73
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Period Ended October 31, 20231

Investment Income:
Dividends	$1,855,513
Expenses:
Investment adviser fee (Note 5)	270,310
Share registration costs	10,814
TOTAL EXPENSES	281,124
Waiver of investment adviser fee (Note 5)	(53,651)
Net expenses	227,473
Net investment income	1,628,040
Realized and Unrealized Gain (Loss) on Investments and In-Kind Redemptions:
Net realized loss on investments	(3,127,629)
Net realized gain on in-kind redemptions	968,452
Net change in unrealized appreciation of investments	(6,727,643)
Net realized and unrealized gain (loss) on investments	(8,886,820)
Change in net assets resulting from operations	$(7,258,780)

1	Reflects operations for the period from November 15, 2022 (commencement of operations) to October 31, 2023.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Period Ended 10/31/2023[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,628,040
Net realized loss	(2,159,177)
Net change in unrealized appreciation/depreciation	(6,727,643)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(7,258,780)
Distribution to Shareholders	(1,481,899)
Share Transactions:
Proceeds from sale of shares	82,547,570
Cost of shares redeemed	(8,414,340)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	74,133,230
Change in net assets	65,392,551
Net Assets:
Beginning of period	—
End of period	$65,392,551

1	Reflects operations for the period from November 15, 2022 (commencement of operations) to October 31, 2023.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2023
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 24, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of the Federated Hermes U.S. Strategic Dividend ETF (the “Fund”). The Fund’s investment objective is to seek income and long-term capital appreciation.
Shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s Distributor and redeemed directly with the Fund by or through an Authorized Participant in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s Distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated Equity Management Company of Pennsylvania (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded,
Annual Shareholder Report

public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single
Annual Shareholder Report

price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $53,651 is disclosed in Note 5.
Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended October 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2023, the tax year 2023 remains subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
Period Ended 10/31/2023[1]
Shares sold	3,360,004
Shares issued to shareholders in payment of distributions declared	—
Shares redeemed	(350,004)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,010,000

1	Reflects operations for the period from November 15, 2022 (commencement of operations) to October 31, 2023.
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from a net operating loss and wash sale adjustment on securities redeemed in-kind.
For the period ended October 31, 2023, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$947,305	$(947,305)
Net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended October 31, 2023, was as follows:
2023
Ordinary income	$1,481,899
As of October 31, 2023, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$146,141
Net unrealized depreciation	$(6,785,379)
Capital loss carryforwards	$(3,048,746)
TOTAL	$(9,687,984)
At October 31, 2023, the cost of investments for federal tax purposes was $71,764,817. The net unrealized depreciation of investments for federal tax purposes was $6,785,379. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $411,638 and unrealized depreciation from investments for those securities having an excess of cost over value of $7,197,017.The difference between book-basis and tax-basis unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales.
Annual Shareholder Report

October 31, 2023, the Fund had a capital loss carryforward of $3,048,746 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$3,048,746	$—	$3,048,746
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the period ended October 31, 2023, the Adviser voluntarily waived $53,651 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the period ended October 31, 2023, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) (after the voluntary waivers and/or reimbursements) will not exceed 0.50% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2025; or (b) the date of the Fund’s next effective Prospectus. These arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
Affiliated Shares of Beneficial Interest
As of October 31, 2023, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which are insured by the Federal Deposit Insurance Company (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended October 31, 2023, were as follows:
Purchases	$98,774,063
Sales	$24,907,806
Purchases and sales include $82,224,105 and $8,316,166 respectively, in connection with in-kind purchases and sales of the Fund’s Shares of Creation Units.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2023, there were no outstanding loans. During the period ended October 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with
Annual Shareholder Report

third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2023, 100.00% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2023, 100.00% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES ETF TRUST AND the SHAREHOLDERS OF FEDERATED HERMES U.S. Strategic Dividend ETF:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes U.S. Strategic Dividend ETF (the Fund), a portfolio of Federated Hermes ETF Trust, including the portfolio of investments, as of October 31, 2023, the related statements of operations and changes in net assets for the period from November 15, 2022 (commencement of operations) to October 31, 2023 and the related notes (collectively, the financial statements) and the financial highlights for the period from November 15, 2022 to October 31, 2023. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations, changes in its net assets, and financial highlights for the period from November 15, 2022 to October 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
December 22, 2023
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees and brokerage commissions; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 to October 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees and brokerage commissions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2023	Ending Account Value 10/31/2023	Expenses Paid During Period[1]
Actual	$1,000.00	$901.50	$2.40
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.68	$2.55

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Federated Hermes ETF Trust Board. As of December 31, 2022, the Trust comprised three portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer,
Vice President and Assistant Secretary, Federated Hermes, Inc.;
Chairman and Trustee, Federated Administrative Services; Chairman
and Director, Federated Administrative Services, Inc.; Trustee and
Treasurer, Federated Advisory Services Company; Director or Trustee
and Treasurer, Federated Equity Management Company of
Pennsylvania, Federated Global Investment Management Corp.,
Federated Investment Counseling, and Federated Investment
Management Company; Director, MDTA LLC; Director, Executive Vice
President and Assistant Secretary, Federated Securities Corp.;
Director or Trustee and Chairman, Federated Services Company and
Federated Shareholder Services Company; and Director and
President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant
Secretary, Federated Investment Management Company, Federated
Global Investment Management Company and Passport Research,
LTD; Treasurer, Passport Research, LTD; Executive Vice President,
Federated Securities Corp.; and Treasurer, FII Holdings, Inc.

*
Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(natural gas).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as Associate General Secretary of the Diocese of
Pittsburgh, a member of the Superior Court of Pennsylvania and as a
Professor of Law, Duquesne University School of Law. Judge Lally-
Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and
the Supreme Court’s Appellate Court Procedural Rules Committee.
Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC
Mercy Hospital; Regent, Saint Vincent Seminary; Member,
Pennsylvania State Board of Education (public); Director, Catholic
Charities, Pittsburgh; and Director CNX Resources Corporation
(natural gas). Judge Lally-Green has held the positions of: Director,
Auberle; Director, Epilepsy Foundation of Western and Central
Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint
Thomas More Society; Director and Chair, Catholic High Schools of
the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute;
Director, St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director and Vice Chair, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber); and Director, The
Golisano Children’s Museum of Naples, Florida.

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Senior Vice President for Legal Affairs,
General Counsel and Secretary of Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary of Board of Directors and Director of Risk Management and
Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of
Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Retired; formerly, Senior Vice Chancellor and Chief Legal
Officer, University of Pittsburgh and Executive Vice President and
Chief Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc. and CNX
Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: February 2021
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: February 2021
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: February 2021
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: February 2021
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: February 2021
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Brandon L. Clark Birth Date: November 28, 1974 VICE PRESIDENT Officer since: February 2021
Principal Occupations: Brandon L. Clark is a Vice President of the
Trust. Mr. Clark joined Federated Hermes in July 2020 as a Senior Vice
President and Director, ETF Business, Federated Advisory Services
Company. Prior to joining Federated Hermes, Mr. Clark served as
Managing Director of Legg Mason’s ETF products and Head of ETF
Capital Markets with the Vanguard Group. Mr. Clark received his B.A.
in Economics from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–August 2022
FEDERATED HERMES U.S. Strategic Dividend ETF (THE “FUND”)
At its meetings in August 2022 (the “August Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its August Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “New Fund CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract. The CCO, in preparing the New Fund CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
In addition to the extensive materials that comprise and accompany the New Fund CCO Fee Evaluation Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written evaluation in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (each, a “Federated Hermes Fund”) at its May 2022 meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed Contract, which included detailed information about the Federated Hermes Funds and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.

The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s proposed investment objective and strategies; the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s projected profitability with respect to the Fund; anticipated distribution and sales activity for the Fund; and the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders, and the continuing state of competition in the registered fund industry and market practices; , and relevant developments in the registered fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the proposed Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the August Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the August Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. In particular, the Board considered the abilities and experience of the portfolio managers in analyzing factors such as special considerations relevant to investments in U.S. dividend-paying securities. The Board also evaluated the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below), which was deemed by the Board to be a useful indicator of the Adviser’s anticipated ability to execute the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that, although the Fund would be the among the first exchange-traded funds (“ETFs”) managed by the Adviser and its affiliates, the Adviser had extensive experience advising actively managed mutual funds, including mutual funds with similar strategies to those of the Fund. The Board noted the significant acquisition of Hermes Fund Managers Limited (re-designated as Federated Hermes Limited) by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by the Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers would operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history. The Board considered the investment performance of the Adviser and its portfolio management team and their significant history of managing equity and strategic value dividend portfolios, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes Strategic Value Dividend Fund and Federated Hermes International Strategic Value Dividend Fund, each of which is also advised by the Adviser and uses investment strategies similar to those proposed for the Fund (with the exception that, unlike the Fund, each invests in international securities) (the “Similar Federated Hermes Funds”). The Board also considered information comparing the Similar Federated Hermes Funds’ performance to their respective benchmarks and appropriate groups of peer funds. The Board also received additional information about the broad range of the portfolio management team’s investment experience and their investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the August Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to (i) traditional mutual funds with an institutional share class within the category of peer funds selected by Morningstar, Inc., an independent fund ranking organization (the “Peer Group”) and (ii) actively managed ETFs within the category of peer funds selected by Morningstar, Inc.. The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. The Board noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete. The Board also noted that most of the funds in the Fund’s Peer Group do not charge a unitary fee from which operational expenses are paid.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
The Board reviewed the proposed contractual management fee rate, proposed net management fee rate and anticipated total expense ratio of the Fund and noted the position of the Fund’s proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual management fee rate of the Fund was below the median of the Peer Group.
The Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
The Board received and considered information about fees charged by Federated Hermes to the Similar Federated Hermes Funds. The Board reviewed information about structural, operational and other differences between the Similar Federated Hermes Funds and the Fund. . The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those proposed for the Fund, including non-registered fund clients (including an institutional separate account and a foreign fund) and a third-party unaffiliated registered fund for which the Adviser or an affiliate serves as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing a Federated Hermes Fund, such as the Fund, than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Fund’s management fee.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s view that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund. The Board also considered the CCO’s view that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO’s view that estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.

The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds, including the proposed Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions); trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board noted the fee waiver arrangement proposed for the Fund. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board considered that the CCO did not recommend institution of breakpoints in pricing Federated Hermes’ proposed investment management services to the Fund at this time. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered other benefits to the Adviser and its affiliates from their proposed relationships with the Fund. In connection with the Board’s governance of the Federated Hermes Funds, the Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the New Fund CCO Fee Evaluation Report show that the proposed management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the proposed management fee.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the initial advisory contract and its two year term in August of 2022. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the Contract reflects its view that Federated Hermes’ proposal to establish and manage the Fund and its past performance and actions in providing services to other Federated Hermes Funds (which the Board has found to be satisfactory with respect to such other Federated Hermes Funds) provided a satisfactory basis to support the determination to approve the proposed arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes U.S. Strategic Dividend ETF (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period, and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund name at FederatedHermes.com/us.
Annual Shareholder Report

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes U.S. Strategic Dividend ETF
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L305
Q455871 (12/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 – $101,624

Fiscal year ended 2022 - $70,900

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2023 - $0

Fiscal year ended 2022 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $68,213 and $56,742 respectively. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2022- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)               With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)               With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)               Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)               Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2023 – 0%

Fiscal year ended 2022 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)     NA

(g)     Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2023 - $301,479

Fiscal year ended 2022 - $165,676

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes ETF Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 22, 2023

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 22, 2023